Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Fixed maturities, available-for-sale	$ 62,781.9	[1]	$ 62,530.2	[1]		$ 59,631.3
Fixed maturities, trading (2024 and 2023 include $32.5 million and $45.2 million related to consolidated variable interest entities)	585.0		715.3			634.0
Equity securities	46.1		43.0			53.1
Mortgage loans (2024 and 2023 include $833.6 million and $871.9 million related to consolidated variable interest entities)	19,391.1		19,221.2			19,722.4
Real estate (2024 and 2023 include $878.7 million and $779.1 million related to consolidated variable interest entities)	2,432.6		2,343.5			2,237.4
Policy loans	802.7		793.2			770.2
Other investments (2024 and 2023 include $293.6 million and $182.1 million related to consolidated variable interest entities and $171.6 million and $163.2 million measured at fair value under the fair value option)	4,881.1		4,118.8			3,261.3
Total investments	90,920.5		89,765.2			86,309.7
Cash and cash equivalents (2024 and 2023 include $60.3 million and $64.9 million related to consolidated variable interest entities)	3,884.1		3,638.0			3,329.3
Accrued investment income	802.8		774.0			728.5
Reinsurance recoverable and deposit receivable	23,371.9		24,424.7			21,442.3
Premiums due and other receivables	4,153.4		4,076.9			3,846.4
Deferred acquisition costs	3,921.1		3,926.5			3,939.2		$ 3,822.3
Market risk benefit asset	212.3		153.4			109.2
Property and equipment	656.4		780.1			831.8
Goodwill	48.3		48.3			48.3	$ 75.1
Other intangibles	10.1		10.6			11.6
Separate account assets	137,061.8		131,641.7			120,279.6
Other assets	546.2		530.7			727.0
Total assets	265,588.9		259,770.1			241,602.9
Liabilities
Contractholder funds	41,567.7		41,362.9			42,317.3
Future policy benefits and claims	43,084.2		42,488.0			38,279.4
Market risk benefit liability	69.3		111.9			181.4
Other policyholder funds	881.2		909.5			867.0
Long-term debt	3.0		3.0			67.8
Income taxes currently payable	0.4
Deferred income taxes	1,650.9		1,541.0			1,296.9
Separate account liabilities	137,061.8		131,641.7			120,279.6
Funds withheld payable	22,509.3		23,744.9			20,436.1
Other liabilities (2024 and 2023 include $78.0 million and $83.9 million related to consolidated variable interest entities)	10,371.6		9,843.6			10,207.0
Total liabilities	257,199.4		251,646.5			233,932.5
Stockholder's equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 2,500,000 shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5		2.5			2.5
Additional paid-in capital	6,301.7		6,320.0			6,331.1
Retained earnings	5,247.3		4,922.0			5,907.7
Accumulated other comprehensive loss	(3,170.5)		(3,128.7)			(4,574.7)
Total stockholder's equity attributable to Principal Life Insurance Company	8,381.0		8,115.8			7,666.6
Noncontrolling interest	8.5		7.8			3.8
Total stockholder's equity	8,389.5		8,123.6		$ 7,884.9	7,670.4	$ 9,081.9	$ 13,148.5
Total liabilities and stockholder's equity	$ 265,588.9		$ 259,770.1			$ 241,602.9

[1]	See Note 3, Investments, for further details relating to the amortized cost of fixed maturities, available-for-sale.